Available-for Sale Securities - Summary of Company's Available-For-Sale Investments (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 20,048
Unrealized Loss	(5)
Fair Value	20,043
Government Bonds and Agency Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,032
Unrealized Loss	(3)
Fair Value	11,029
Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,658
Fair Value	4,658
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,358
Unrealized Loss	(2)
Fair Value	$ 4,356